Underwriting information - Gross Written Premiums by State (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross written premiums
Amount	$ 58,346	$ 37,342	$ 112,377	$ 71,354	$ 154,891	$ 120,234	$ 82,287
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
California
Gross written premiums
Amount	$ 32,306	$ 19,699	$ 62,754	$ 37,426	$ 82,119	$ 64,231	$ 44,999
% of GWP	55.40%	52.80%	55.80%	52.40%	53.00%	53.40%	54.70%
Texas
Gross written premiums
Amount	$ 11,000	$ 8,159	$ 21,439	$ 15,846	$ 32,568	$ 29,273	$ 25,286
% of GWP	18.80%	21.80%	19.10%	22.20%	21.00%	24.40%	30.70%
Hawaii
Gross written premiums
Amount	$ 2,921	$ 2,012	$ 5,013	$ 3,517	$ 8,128	$ 5,323	$ 2,872
% of GWP	5.00%	5.40%	4.50%	4.90%	5.20%	4.40%	3.50%
Washington
Gross written premiums
Amount	$ 1,926	$ 1,055	$ 3,520	$ 2,067	$ 5,658	$ 2,803	$ 1,513
% of GWP	3.30%	2.80%	3.10%	2.90%	3.70%	2.30%	1.80%
South Carolina
Gross written premiums
Amount	$ 1,686	$ 803	$ 3,355	$ 1,646	$ 3,208	$ 1,706	$ 674
% of GWP	2.90%	2.20%	3.00%	2.30%	2.10%	1.40%	0.80%
Oregon
Gross written premiums
Amount	$ 1,671	$ 1,343	$ 3,126	$ 2,394	$ 5,286	$ 4,250	$ 3,278
% of GWP	2.90%	3.60%	2.80%	3.40%	3.40%	3.60%	4.00%
Illinois
Gross written premiums
Amount	$ 1,204	$ 1,137	$ 2,254	$ 2,181	$ 4,403	$ 4,854	$ 332
% of GWP	2.10%	3.00%	2.00%	3.10%	2.80%	4.00%	0.40%
Other
Gross written premiums
Amount	$ 5,632	$ 3,134	$ 10,916	$ 6,277	$ 12,260	$ 6,492	$ 2,303
% of GWP	9.60%	8.40%	9.70%	8.80%	8.00%	5.40%	2.80%